Condensed Consolidated Statement of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2019	2,768,346
Balance at Dec. 31, 2019	$ 618	$ 18,644,683	$ (54,526,705)	$ (6,811,430)
Net loss	$ 0	0	(3,783,388)	(3,783,388)
Balance (in shares) at Dec. 31, 2020	9,231,737
Balance at Dec. 31, 2020	$ 923	63,774,920	(58,310,093)	5,465,750
Stock-based compensation expense	0	17,089	0	17,089
Net loss	$ 0		(2,557,707)	(2,557,707)
Common stock issued in connection with warrant exercises (in shares)	23,849
Common stock issued in connection with warrant exercises	$ 2	98,375	0	98,377
Balance (in shares) at Jun. 30, 2021	13,388,986
Issuance of Units in public offering, net (in shares)	4,133,400
Issuance of Units in public offering, net	$ 413	31,497,050	0	31,497,463
Balance at Jun. 30, 2021	$ 1,338	95,387,434	(60,867,800)	34,520,972
Balance (in shares) at Dec. 31, 2020	9,231,737
Balance at Dec. 31, 2020	$ 923	63,774,920	(58,310,093)	5,465,750
Stock-based compensation expense	0	106,713	0	106,713
Net loss	$ 0		(8,521,876)	(8,521,876)
Common stock issued in connection with warrant exercises (in shares)	1,057,149
Common stock issued in connection with warrant exercises	$ 106	98,375	0	98,481
Balance (in shares) at Dec. 31, 2021	14,433,286
Issuance of Units in public offering, net (in shares)	4,133,400
Issuance of Units in public offering, net	$ 413	31,497,050	0	31,497,463
Balance at Dec. 31, 2021	$ 1,443	95,516,986	(66,831,969)	28,686,460
Balance (in shares) at Mar. 31, 2021	9,231,737
Balance at Mar. 31, 2021	$ 923	63,774,920	(59,259,393)	4,516,450
Stock-based compensation expense	0	17,089	0	17,089
Net loss	$ 0		(1,608,407)	(1,608,407)
Common stock issued in connection with warrant exercises (in shares)	23,849
Common stock issued in connection with warrant exercises	$ 2	98,375	0	98,377
Balance (in shares) at Jun. 30, 2021	13,388,986
Issuance of Units in public offering, net (in shares)	4,133,400
Issuance of Units in public offering, net	$ 413	31,497,050	0	31,497,463
Balance at Jun. 30, 2021	$ 1,338	95,387,434	(60,867,800)	34,520,972
Balance (in shares) at Dec. 31, 2021	14,433,286
Balance at Dec. 31, 2021	$ 1,443	95,516,986	(66,831,969)	28,686,460
Stock-based compensation expense	0	79,562	0	79,562
Net loss	$ 0		(12,705,712)	(12,705,712)
Common stock issued in connection with warrant exercises (in shares)	700,000
Common stock issued in connection with warrant exercises	$ 70	0	0	70
Balance (in shares) at Jun. 30, 2022	15,133,286
Balance at Jun. 30, 2022	$ 1,513	95,596,548	(79,537,681)	16,060,380
Balance (in shares) at Mar. 31, 2022	15,133,286
Balance at Mar. 31, 2022	$ 1,513	95,556,672	(74,196,977)	21,361,208
Stock-based compensation expense	0	39,876	0	39,876
Net loss	$ 0		(5,340,704)	(5,340,704)
Balance (in shares) at Jun. 30, 2022	15,133,286
Balance at Jun. 30, 2022	$ 1,513	$ 95,596,548	$ (79,537,681)	$ 16,060,380